UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22003

Nuveen Core Equity Alpha Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Core Equity Alpha Fund (JCE)
September 30, 2014 (Unaudited)

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.4%
	COMMON STOCKS – 100.4%
	Aerospace & Defense – 6.5%
22,300	Boeing Company	$ 2,840,574
13,200	General Dynamics Corporation	1,677,588
1,100	Honeywell International Inc.	102,432
6,000	L-3 Communications Holdings, Inc.	713,520
22,900	Lockheed Martin Corporation	4,185,662
47,600	Northrop Grumman Corporation	6,271,776
23,300	Raytheon Company	2,367,746
600	Rockwell Collins, Inc.	47,100
14,900	Textron Inc.	536,251
700	United Technologies Corporation	73,920
	Total Aerospace & Defense	18,816,569
	Air Freight & Logistics – 0.5%
3,200	C.H. Robinson Worldwide, Inc.	212,224
2,200	Expeditors International of Washington, Inc.	89,276
5,200	FedEx Corporation	839,540
3,600	United Parcel Service, Inc., Class B	353,844
	Total Air Freight & Logistics	1,494,884
	Airlines – 2.6%
15,200	Delta Air Lines, Inc.	549,480
205,500	Southwest Airlines Co.	6,939,733
	Total Airlines	7,489,213
	Auto Components – 1.0%
15,600	BorgWarner Inc.	820,716
34,900	Delphi Automotive PLC	2,140,766
	Total Auto Components	2,961,482
	Automobiles – 0.0%
1,200	Harley-Davidson, Inc.	69,840
	Banks – 1.6%
40,300	BB&T Corporation	1,499,563
5,000	Fifth Third Bancorp.	100,100
805	JPMorgan Chase & Co.	48,493
13,200	M&T Bank Corporation	1,627,428
11,500	U.S. Bancorp	481,045
16,450	Wells Fargo & Company	853,262
	Total Banks	4,609,891
	Beverages – 3.7%
29,900	Brown-Forman Corporation	2,697,578
11,000	Coca-Cola Company	469,260
45,900	Constellation Brands, Inc., Class A, (2)	4,000,644
11,300	Dr. Pepper Snapple Group	726,703
30,700	Molson Coors Brewing Company, Class B	2,285,308
6,800	PepsiCo, Inc.	633,012
	Total Beverages	10,812,505
	Biotechnology – 0.4%
9,200	Gilead Sciences, Inc., (2)	979,340
200	Regeneron Pharmaceuticals, Inc., (2)	72,104
	Total Biotechnology	1,051,444
	Building Products – 0.4%
22,100	Allegion PLC	1,052,844
	Capital Markets – 1.6%
24,600	Ameriprise Financial, Inc.	3,035,148
1,400	BlackRock Inc.	459,648
1,000	Charles Schwab Corporation	29,390
4,600	E*Trade Group Inc., (2)	103,914
7,700	Legg Mason, Inc.	393,932
10,000	State Street Corporation	736,100
	Total Capital Markets	4,758,132
	Chemicals – 2.6%
600	CF Industries Holdings, Inc.	167,532
29,200	Dow Chemical Company	1,531,248
3,900	E.I. Du Pont de Nemours and Company	279,864
2,000	Eastman Chemical Company	161,780
2,800	Ecolab Inc.	321,524
8,700	FMC Corporation	497,553
900	International Flavors & Fragrances Inc.	86,292
15,500	LyondellBasell Industries NV	1,684,230
1,700	Monsanto Company	191,267
2,800	Mosaic Company	124,348
5,900	PPG Industries, Inc.	1,160,766
2,500	Praxair, Inc.	322,500
2,600	Sherwin-Williams Company	569,374
3,800	Sigma-Aldrich Corporation	516,838
	Total Chemicals	7,615,116
	Commercial Services & Supplies – 0.9%
19,600	Cintas Corporation	1,383,564
11,800	Pitney Bowes Inc.	294,882
7,100	Republic Services, Inc.	277,042
600	Stericycle Inc., (2)	69,936
1,600	Tyco International Ltd.	71,312
9,300	Waste Management, Inc.	442,029
	Total Commercial Services & Supplies	2,538,765
	Communications Equipment – 1.4%
9,400	Cisco Systems, Inc.	236,598
8,300	F5 Networks, Inc., (2)	985,542
21,100	Harris Corporation	1,401,040
22,100	Juniper Networks Inc.	489,515
8,600	Motorola Solutions Inc.	544,208
4,500	QUALCOMM, Inc.	336,465
	Total Communications Equipment	3,993,368
	Computers & Peripherals – 3.0%
42,700	Apple, Inc.	4,302,025
8,700	EMC Corporation	254,562
48,800	Hewlett-Packard Company	1,730,936
8,400	SanDisk Corporation	822,780
17,000	Western Digital Corporation	1,654,440
	Total Computers & Peripherals	8,764,743
	Construction & Engineering – 0.3%
21,400	Quanta Services Incorporated, (2)	776,606
	Construction Materials – 0.2%
2,900	Martin Marietta Materials	373,926
1,500	Vulcan Materials Company	90,345
	Total Construction Materials	464,271
	Consumer Finance – 0.5%
12,200	American Express Company	1,067,988
800	Capital One Financial Corporation	65,296
18,300	Navient Corporation	324,093
	Total Consumer Finance	1,457,377
	Containers & Packaging – 0.6%
19,100	Ball Corporation	1,208,457
2,900	Bemis Company, Inc.	110,258
10,700	MeadWestvaco Corporation	438,058
	Total Containers & Packaging	1,756,773
	Diversified Consumer Services – 0.5%
43,900	H & R Block Inc.	1,361,339
	Diversified Financial Services – 0.9%
3,500	Berkshire Hathaway Inc., Class B, (2)	483,490
5,400	CME Group, Inc.	431,757
1,392	Intercontinental Exchange Group, Inc.	271,510
16,400	McGraw-Hill Companies, Inc.	1,384,980
500	Moody’s Corporation	47,250
	Total Diversified Financial Services	2,618,987
	Diversified Telecommunication Services – 1.8%
18,600	AT&T Inc.	655,464
45,800	CenturyLink Inc.	1,872,762
109,300	Frontier Communications Corporation	711,543
11,200	Verizon Communications Inc.	559,888
123,000	Windstream Holdings Inc.	1,325,940
	Total Diversified Telecommunication Services	5,125,597
	Electric Utilities – 3.6%
6,000	American Electric Power Company, Inc.	313,260
39,256	Duke Energy Corporation	2,935,171
8,400	Edison International	469,728
19,000	Entergy Corporation	1,469,270
44,600	Exelon Corporation	1,520,414
4,200	NextEra Energy Inc.	394,296
8,400	Northeast Utilities	372,120
83,500	Pepco Holdings, Inc.	2,234,460
16,000	PPL Corporation	525,440
4,800	Southern Company	209,520
2,100	Xcel Energy, Inc.	63,840
	Total Electric Utilities	10,507,519
	Electrical Equipment – 0.1%
1,400	Rockwell Automation, Inc.	153,832
	Electronic Equipment, Instruments & Components – 0.4%
1,200	Amphenol Corporation, Class A	119,832
34,800	Corning Incorporated	673,032
5,300	FLIR Systems Inc.	166,102
4,200	TE Connectivity Limited	232,218
	Total Electronic Equipment, Instruments & Components	1,191,184
	Energy Equipment & Services – 3.1%
25,700	Baker Hughes Incorporated	1,672,042
1,800	Diamond Offshore Drilling, Inc.	61,686
38,500	Halliburton Company	2,483,635
19,700	Helmerich & Payne Inc.	1,928,039
73,500	Nabors Industries Inc.	1,672,860
700	National-Oilwell Varco Inc.	53,270
12,100	Schlumberger Limited	1,230,449
	Total Energy Equipment & Services	9,101,981
	Food & Staples Retailing – 2.8%
2,400	Costco Wholesale Corporation	300,768
14,400	CVS Caremark Corporation	1,146,096
57,200	Kroger Co.	2,974,400
15,300	Safeway Inc.	524,790
2,600	Sysco Corporation	98,670
11,700	Walgreen Co.	693,459
29,700	Wal-Mart Stores, Inc.	2,271,159
	Total Food & Staples Retailing	8,009,342
	Food Products – 2.4%
11,600	Archer-Daniels-Midland Company	592,760
13,900	ConAgra Foods, Inc.	459,256
12,100	General Mills, Inc.	610,445
6,300	Hershey Foods Corporation	601,209
31,400	Hormel Foods Corporation	1,613,646
3,600	Kellogg Company	221,760
1,300	Keurig Green Mountain Inc.	169,169
3,700	Kraft Foods Inc.	208,680
2,100	Mondelez International Inc.	71,957
63,500	Tyson Foods, Inc., Class A	2,499,995
	Total Food Products	7,048,877
	Gas Utilities – 0.1%
7,400	AGL Resources Inc.	379,916
	Health Care Equipment & Supplies – 1.2%
4,100	Baxter International, Inc.	294,257
9,900	Becton, Dickinson and Company	1,126,719
57,000	Boston Scientific Corporation, (2)	673,170
3,000	C. R. Bard, Inc.	428,130
3,700	Covidien PLC	320,087
6,600	Edwards Lifesciences Corporation, (2)	674,190
300	Saint Jude Medical Inc.	18,039
500	Stryker Corporation	40,375
	Total Health Care Equipment & Supplies	3,574,967
	Health Care Providers & Services – 6.8%
27,959	Aetna Inc.	2,264,679
31,300	AmerisourceBergen Corporation	2,419,490
35,900	Cardinal Health, Inc.	2,689,628
31,000	CIGNA Corporation	2,811,390
26,800	Davita Inc., (2)	1,960,152
7,700	Express Scripts, Holding Company, (2)	543,851
9,500	Humana Inc.	1,237,755
3,900	Laboratory Corporation of America Holdings, (2)	396,825
12,000	McKesson HBOC Inc.	2,336,040
8,000	UnitedHealth Group Incorporated	690,000
1,300	Universal Health Services, Inc., Class B	135,850
19,200	Wellpoint Inc.	2,296,704
	Total Health Care Providers & Services	19,782,364
	Hotels, Restaurants & Leisure – 1.9%
3,700	Carnival Corporation	148,629
600	Chipotle Mexican Grill, (2)	399,954
1,500	Darden Restaurants, Inc.	77,190
54,100	Marriott International, Inc., Class A	3,781,590
4,100	McDonald’s Corporation	388,721
4,300	Wynn Resorts Ltd	804,444
	Total Hotels, Restaurants & Leisure	5,600,528
	Household Durables – 1.0%
22,300	Garmin Limited	1,159,377
7,300	Harman International Industries Inc.	715,692
5,200	Leggett and Platt Inc.	181,584
1,000	Lennar Corporation, Class A	38,830
24,300	Newell Rubbermaid Inc.	836,163
	Total Household Durables	2,931,646
	Household Products – 1.3%
15,900	Clorox Company	1,527,036
9,100	Colgate-Palmolive Company	593,502
7,100	Kimberly-Clark Corporation	763,747
9,300	Procter & Gamble Company	778,782
	Total Household Products	3,663,067
	Independent Power & Renewable Electricity Producers – 0.6%
57,600	NRG Energy Inc.	1,755,648
	Industrial Conglomerates – 0.3%
3,800	3M Co.	538,384
12,200	General Electric Company	312,564
	Total Industrial Conglomerates	850,948
	Insurance – 4.3%
2,700	Ace Limited	283,149
1,800	AFLAC Incorporated	104,850
64,500	Allstate Corporation	3,958,365
3,200	American International Group, Inc.	172,864
17,300	AON PLC	1,516,691
32,500	Assurant Inc.	2,089,750
1,200	Chubb Corporation	109,296
5,500	Cincinnati Financial Corporation	258,775
8,000	Marsh & McLennan Companies, Inc.	418,720
16,800	Principal Financial Group, Inc.	881,496
20,625	Torchmark Corporation	1,080,131
8,100	Travelers Companies, Inc.	760,914
20,700	Unum Group	711,666
5,500	XL Capital Ltd, Class A	182,435
	Total Insurance	12,529,102
	Internet & Catalog Retail – 0.2%
500	priceline.com Incorporated, (2)	579,290
	Internet Software & Services – 1.1%
2,400	Facebook Inc., Class A Shares, (2)	189,696
2,600	Google Inc., Class A, (2)	1,529,866
2,600	Google Inc., Class C Shares, (2)	1,501,136
900	Yahoo! Inc., (2)	36,675
	Total Internet Software & Services	3,257,373
	IT Services – 1.5%
4,100	Alliance Data Systems Corporation, (2)	1,017,907
1,500	Automatic Data Processing, Inc.	124,620
500	Cognizant Technology Solutions Corporation, Class A, (2)	22,385
4,600	Computer Sciences Corporation	281,290
31,300	Fidelity National Information Services	1,762,190
2,700	International Business Machines Corporation (IBM)	512,541
4,200	MasterCard, Inc.	310,464
2,500	Total System Services Inc.	77,400
400	Visa Inc.	85,348
11,200	Xerox Corporation	148,176
	Total IT Services	4,342,321
	Leisure Equipment & Products – 0.2%
8,300	Hasbro, Inc.	456,459
	Life Sciences Tools & Services – 1.1%
1,100	Perkinelmer Inc.	47,960
25,000	Thermo Fisher Scientific, Inc.	3,042,500
	Total Life Sciences Tools & Services	3,090,460
	Machinery – 1.2%
7,500	Caterpillar Inc.	742,725
1,600	Cummins Inc.	211,168
5,400	Deere & Company	442,746
6,700	Dover Corporation	538,211
6,100	Flowserve Corporation	430,172
800	Illinois Tool Works, Inc.	67,536
800	Joy Global Inc.	43,632
2,300	PACCAR Inc.	130,813
1,400	Pall Corporation	117,180
3,700	Pentair Limited	242,313
1,800	Snap-on Incorporated	217,944
900	Stanley Black & Decker Inc.	79,911
2,200	Xylem Inc.	78,078
	Total Machinery	3,342,429
	Media – 6.0%
5,600	Cablevision Systems Corporation	98,056
103,800	Comcast Corporation, Class A	5,582,364
8,700	DirecTV, (2)	752,724
9,700	Interpublic Group of Companies, Inc.	177,704
7,725	News Corporation, Class A Shares, (2)	126,304
15,800	Time Warner Cable, Class A	2,267,142
44,000	Time Warner Inc.	3,309,240
34,600	Twenty First Century Fox Inc., Class A Shares	1,186,434
10,000	Viacom Inc., Class B	769,400
36,500	Walt Disney Company	3,249,595
	Total Media	17,518,963
	Metals & Mining – 1.2%
155,100	Alcoa Inc.	2,495,559
16,600	Allegheny Technologies, Inc.	615,860
6,300	Newmont Mining Corporation	145,215
1,300	Nucor Corporation	70,564
	Total Metals & Mining	3,327,198
	Multiline Retail – 0.2%
1,400	Dollar Tree Stores Inc., (2)	78,498
5,000	Macy’s, Inc.	290,900
2,800	Nordstrom, Inc.	191,436
	Total Multiline Retail	560,834
	Multi-Utilities – 2.5%
9,100	Ameren Corporation	348,803
6,600	CMS Energy Corporation	195,756
1,400	Consolidated Edison, Inc.	79,324
9,900	Dominion Resources, Inc.	683,991
400	DTE Energy Company	30,432
5,400	Integrys Energy Group, Inc.	350,028
4,400	NiSource Inc.	180,312
7,400	PG&E Corporation	333,296
23,100	Public Service Enterprise Group Incorporated	860,244
1,200	Scana Corporation	59,532
27,600	Sempra Energy	2,908,488
9,800	TECO Energy, Inc.	170,324
22,800	Wisconsin Energy Corporation	980,400
	Total Multi-Utilities	7,180,930
	Oil, Gas & Consumable Fuels – 6.2%
6,000	Anadarko Petroleum Corporation	608,640
29,600	Cabot Oil & Gas Corporation	967,624
13,600	Chesapeake Energy Corporation	312,664
1,500	Cimarex Energy Company	189,795
38,100	ConocoPhillips	2,915,412
24,900	CONSOL Energy Inc.	942,714
11,700	Devon Energy Corporation	797,706
8,400	EOG Resources, Inc.	831,768
14,300	EQT Corporation	1,309,022
3,300	Exxon Mobil Corporation	310,365
8,600	Hess Corporation	811,152
3,100	Kinder Morgan, Inc.	118,854
450	Marathon Petroleum Corporation	38,102
20,400	Newfield Exploration Company, (2)	756,228
1,900	Occidental Petroleum Corporation	182,685
10,700	ONEOK, Inc.	701,385
10,600	Phillips 66	861,886
5,500	Range Resources Corporation	372,955
21,300	Southwestern Energy Company, (2)	744,435
38,300	Spectra Energy Corporation	1,503,658
11,300	Valero Energy Corporation	522,851
39,700	Williams Companies, Inc.	2,197,395
	Total Oil, Gas & Consumable Fuels	17,997,296
	Personal Products – 0.0%
900	Estee Lauder Companies Inc., Class A	67,248
	Pharmaceuticals – 3.5%
16,155	Actavis PLC, (2)	3,897,878
14,000	Allergan, Inc.	2,494,660
1,200	Bristol-Myers Squibb Company	61,416
6,100	Eli Lilly and Company	395,585
4,200	Hospira Inc.	218,526
2,700	Johnson & Johnson	287,793
1,600	Mallinckrodt PLC, (2)	144,240
38,232	Merck & Company Inc.	2,266,393
10,800	Mylan Laboratories Inc., (2)	491,292
	Total Pharmaceuticals	10,257,783
	Professional Services – 0.9%
17,500	Equifax Inc.	1,307,950
26,200	Nielsen Holdings N.V	1,161,446
2,400	Robert Half International Inc.	117,600
	Total Professional Services	2,586,996
	Real Estate Investment Trust – 3.4%
1,500	American Tower Corporation, REIT	140,445
16,500	Apartment Investment & Management Company, Class A	525,030
4,300	AvalonBay Communities, Inc.	606,171
6,500	Boston Properties, Inc.	752,440
29,500	Crown Castle International Corporation	2,375,635
11,700	Equity Residential	720,486
3,400	Essex Property Trust Inc.	607,750
14,200	General Growth Properties Inc.	334,410
5,000	Health Care Property Investors Inc.	198,550
4,600	Health Care REIT, Inc.	286,902
10,800	Host Hotels & Resorts Inc.	230,364
6,600	Iron Mountain Inc.	215,490
9,200	Kimco Realty Corporation	201,572
5,800	Macerich Company	370,214
2,900	Prologis Inc.	109,330
2,500	Public Storage, Inc.	414,600
2,700	Simon Property Group, Inc.	443,934
5,000	Ventas Inc.	309,750
7,600	Vornado Realty Trust	759,696
9,900	Weyerhaeuser Company	315,414
	Total Real Estate Investment Trust	9,918,183
	Road & Rail – 1.4%
5,500	CSX Corporation	176,330
3,300	Norfolk Southern Corporation	368,280
17,100	Ryder System, Inc.	1,538,487
18,500	Union Pacific Corporation	2,005,770
	Total Road & Rail	4,088,867
	Semiconductors & Semiconductor Equipment – 2.0%
4,500	Analog Devices, Inc.	222,705
14,600	Applied Materials, Inc.	315,506
14,500	Avago Technologies Limited	1,261,500
14,600	Broadcom Corporation, Class A	590,132
22,000	Intel Corporation	766,040
7,900	Lam Research Corporation	590,130
5,000	Linear Technology Corporation	221,950
29,000	Micron Technology, Inc., (2)	993,540
30,800	NVIDIA Corporation	568,260
3,700	Xilinx, Inc.	156,695
	Total Semiconductors & Semiconductor Equipment	5,686,458
	Software – 0.7%
1,900	Adobe Systems Incorporated, (2)	131,461
1,700	Citrix Systems, (2)	121,278
8,500	Electronic Arts Inc., (2)	302,685
1,400	Intuit, Inc.	122,710
27,200	Microsoft Corporation	1,260,992
5,600	Oracle Corporation	214,368
	Total Software	2,153,494
	Specialty Retail – 3.6%
1,900	AutoNation Inc., (2)	95,589
1,400	AutoZone, Inc., (2)	713,524
4,400	Gap, Inc.	183,436
72,100	Home Depot, Inc.	6,614,454
3,400	O’Reilly Automotive Inc., (2)	511,224
500	Tiffany & Co.	48,155
40,000	TJX Companies, Inc.	2,366,800
	Total Specialty Retail	10,533,182
	Textiles, Apparel & Luxury Goods – 0.6%
9,200	Michael Kors Holdings Limited, (2)	656,788
1,200	Nike, Inc., Class B	107,040
12,800	VF Corporation	845,184
	Total Textiles, Apparel & Luxury Goods	1,609,012
	Thrifts & Mortgage Finance – 0.1%
31,400	Hudson City Bancorp, Inc.	305,208
5,600	People’s United Financial, Inc.	81,032
	Total Thrifts & Mortgage Finance	386,240
	Tobacco – 1.8%
50,600	Altria Group, Inc.	2,324,564
16,400	Lorillard Inc.	982,524
2,800	Philip Morris International	233,520
29,700	Reynolds American Inc.	1,752,300
	Total Tobacco	5,292,908
	Trading Companies & Distributors – 0.1%
1,400	United Rentals Inc., (2)	155,540
	Total Long-Term Investments (cost $228,967,217)	291,060,131

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.4%
	Repurchase Agreements – 0.5%
$ 1,426	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $1,426,023, collateralized by $1,460,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $1,456,350	0.000%	10/01/14	N/A	$ 1,426,023
	U.S. Government and Agency Obligations – 0.9%
2,500	U.S. Treasury Bills, (4)	0.000%	1/15/15	Aaa	2,499,870
$ 3,926	Total Short-Term Investments (cost $3,925,476)				3,925,893
	Total Investments (cost $232,892,693) – 101.8%				294,986,024
	Other Assets Less Liabilities – (1.8)% (5)				(5,234,486)
	Net Assets – 100%				$ 289,751,538

Investments in Derivatives as of September 30, 2014

Options Written outstanding:

Number of			Notional		Expiration	Strike
Contracts	Description	Counterparty	Amount		Date	Price	Value (5)
(171,827)	Custom Basket 1*	Citigroup	$ (17,182,700)	(6)	10/30/14	$ 103.0	$ (12,629)
(197,557)	Custom Basket 3**	HSBC	(19,755,700)	(6)	10/09/14	103.0	(20)
(199,525)	Custom Basket 4***	HSBC	(19,952,500)	(6)	10/17/14	103.0	(539)
(450)	NASDAQ Internet Index	Deutsche Bank	(18,405,000)	(7)	11/03/14	409.0	(273,686)
(140)	S&P Midcap 400® Index	JPMorgan	(20,216,000)	(7)	10/27/14	1,444.0	(23,240)
(160)	S&P Midcap 400® Index	HSBC	(23,040,000)	(7)	10/31/14	1,440.0	(37,081)
(200)	S&P Midcap 400® Index	JPMorgan	(28,402,000)	(7)	10/31/14	1,420.1	(87,343)
(569,859)	Total Options Written (premiums received $553,836)		$ (146,953,900)				$ (434,538)

* The following table represents the individual common stock holdings comprising the Custom Basket 1 Options Written as of September 30, 2014.

Shares	Description	Value
90,000	Financial Select Sector SPDR® Fund	$ (1,554)
30,000	Hudson City Bancorp, Inc.	(224)
40,000	Materials Select Sector SPDR® Fund	(1,482)
40,000	Microsoft Corporation	(1,383)
10,000	PetSmart, Inc.	(515)
20,000	Procter & Gamble Co.	(1,247)
10,000	SPDR® Dow Jones® Industrial AverageSM ETF	(1,260)
15,000	The Clorox Company	(1,072)
95,000	WisdomTree India Earnings Fund	(1,583)
60,000	WisdomTree Japan Hedged Equity Fund	(2,309)
		$ (12,629)

** The following table represents the individual common stock holdings comprising the Custom Basket 3 Options Written as of September 30, 2014.

Shares	Description	Value
25,000	Dish Network	$ (2)
30,000	iShares® China Large-Cap ETF	(1)
145,000	iShares® MSCI Emerging Markets ETF	(6)
20,000	iShares® Russell 2000 Index ETF	(2)
35,000	Microsoft Corporation	(2)
20,000	PetSmart, Inc.	(1)
40,000	Sysco Corporation	(2)
10,000	The Goldman Sachs Group, Inc.	(2)
20,000	Wal-Mart Stores, Inc	(2)
		$ (20)

*** The following table represents the individual common stock holdings comprising the Custom Basket 4 Options Written as of September 30, 2014.

Shares	Description	Value
20,000	Citrix Systems, Inc.	$ (39)
17,000	CME Group Inc.	(37)
75,000	Consumer Staples Select Sector SPDR® Fund	(92)
30,000	iShares® Core S&P Mid-Cap ETF	(115)
150,000	iShares® MSCI Japan ETF	(48)
10,000	SPDR® Dow Jones® Industrial AverageSM ETF	(46)
100,000	SPDR® S&P® Bank ETF	(89)
7,000	The International Business Machines Corporation	(37)
7,000	TransDigm Group Incorporated	(36)
		$ (539)

Futures Contracts outstanding:

					Unrealized
	Contract	Number of	Contract	Notional	Appreciation
Description	Position	Contracts	Expiration	Value	(Depreciation)
S&P 500 E-Mini	Long	60	12/14	$ 5,896,500	$ (33,330)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
	Common Stocks	$ 291,060,131	$ –	$ –	$ 291,060,131
Short-Term Investments:
	Repurchase Agreements	–	1,426,023	–	1,426,023
	U.S. Government and Agency Obligations	–	2,499,870	–	2,499,870
Investments in Derivatives:
	Options Written	(334,007)	(100,531)	–	(434,538)
	Futures Contracts*	(33,330)	–	–	(33,330)
	Total	$ 290,692,794	$ 3,825,362	$ –	$ 294,518,156

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $232,982,118.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
	Appreciation				$ 65,168,864
	Depreciation				(3,164,958)
	Net unrealized appreciation (depreciation) of investments				$ 62,003,906

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	Other Assets Less Liabilities includes the Value of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by $100.
(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
N/A	Not applicable.
REIT	Real Estate Investment Trust.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Core Equity Alpha Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014